Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

		Additions		Deductions
	Balance at	Charged to	Charged to	Amount	Balance at
	Beginning of	Costs and	Other	Recovered	End of
Description	Period	Expenses	Accounts (1)	(Written off)	Period
Year ended December 31, 2011:
Allowance for doubtful accounts	$82	$-	$-	$-	$82
Allowance for returns	$193	$-	$255	$(320)	$128
Allowance for ship and debits	$1,357	$-	$9,650	$(8,826)	$2,181
Year ended December 31, 2010:
Allowance for doubtful accounts	$82	$-	$-	$-	$82
Allowance for returns and price concessions	$1,330	$-	$788	$(1,925)	$193
Allowance for ship and debits	$735	$-	$7,327	$(6,705)	$1,357
Year ended December 31, 2009:
Allowance for doubtful accounts	$82	$-	$-	$-	$82
Allowance for returns and price concessions	$52	$-	$2,318	$(1,040)	$1,330
Allowance for ship and debits	$249	$-	$2,259	$(1,773)	$735

(1)	Amounts charged to other accounts are recorded as a reduction of revenue.